FINANCE LEASES - Income statement (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 ARS ($)
Amounts charged to income statement
Interest expenses on lease liabilities (Other operating expenses)	$ 3,599,457
Land and buildings
Amounts charged to income statement
Right-of-use assets - Depreciation	$ 11,840,607